RISK ASSURANCE LIABILITIES - Summary of movement of risk assurance liabilities (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
RISK ASSURANCE LIABILITIES
Balance at the beginning of the year	¥ 699,022,914
Fair value of risk assurance liabilities upon the inception of new loans	45,521,150
Performed risk assurance liabilities	(642,104,046)
Net loss on risk assurance liabilities	299,863,403	¥ 197,750,449
Balance at the end of the year	¥ 402,303,421	¥ 699,022,914